Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value of Financial Instruments
Fair Value of Financial Instruments

4. Fair Value of Financial Instruments

The Company has certain financial assets recorded at fair value, which have been classified as Level 1, 2 or 3 within the fair value hierarchy as described in the accounting standards for fair value measurements.

Level 1—Quoted market prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.

Level 3—Unobservable inputs developed using estimates of assumptions developed by the Company, which reflect those that a market participant would use.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following tables set forth the fair value of the Company’s financial assets by level within the fair value hierarchy (in thousands):

	September 30, 2019
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market	$5,465	$5,465	$5,465	$—	$—
Marketable securities:
U.S. treasury securities	19,982	19,983	—	19,983	—
Agency bonds	47,178	47,161	—	47,161	—
Corporate bonds	107,045	107,003	—	107,003	—
Total	$179,670	$179,612	$5,465	$174,147	$—

	December 31, 2018
	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market	$5,000	$5,000	$5,000	—	—

The Company did not transfer any assets measured at fair value on a recurring basis between levels during the three and nine months ended September 30, 2019.

3. Fair Value of Financial Instruments

The following table sets forth the fair value of the Company’s financial assets by level within the fair value hierarchy (in thousands):

As of December 31, 2018
Fair Value Measurement Based on
Significant
			Quoted Prices in	Other	Significant
	Carrying	Fair	Active Markets	Observable	Unobservable
Assets	Amount	Value	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Money market funds (cash equivalents)	$5,000	$5,000	$5,000	$—	$—

As of December 31, 2017
Fair Value Measurement Based on
Significant
			Quoted Prices in	Other	Significant
	Carrying	Fair	Active Markets	Observable	Unobservable
Assets	Amount	Value	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Money market funds (cash equivalents)	$1,000	$1,000	$1,000	$—	$—

The Company did not transfer any assets measured at fair value on a recurring basis to or from Level 1 during the years ended December 31, 2018 and 2017.